Equity - Summary of Components of Equity (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [abstract]
Equity attributable to owners of the Parent	€ 21,557	€ 21,207
Non-controllinginterests	2,226	2,346
Total	€ 23,783	€ 23,553	€ 21,249	€ 21,584